UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Exchange Fund

September 30, 2010

1.807724.106

EXC-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 7.0%
McDonald's Corp.	154,703	$ 11,526,921
Household Durables - 0.9%
Stanley Black & Decker, Inc.	23,948	1,467,533
Media - 3.6%
DIRECTV (a)	63,000	2,622,690
The Walt Disney Co.	103,073	3,412,747
		6,035,437
Textiles, Apparel & Luxury Goods - 4.5%
Coach, Inc.	171,957	7,387,273
TOTAL CONSUMER DISCRETIONARY		26,417,164
CONSUMER STAPLES - 13.1%
Beverages - 2.3%
The Coca-Cola Co.	64,758	3,789,638
Household Products - 7.4%
Procter & Gamble Co.	202,397	12,137,748
Tobacco - 3.4%
Altria Group, Inc.	66,070	1,587,001
Philip Morris International, Inc.	72,270	4,048,565
		5,635,566
TOTAL CONSUMER STAPLES		21,562,952
ENERGY - 12.9%
Energy Equipment & Services - 3.4%
Schlumberger Ltd.	91,096	5,612,425
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	83,712	6,784,858
Exxon Mobil Corp.	142,097	8,780,174
		15,565,032
TOTAL ENERGY		21,177,457
FINANCIALS - 12.8%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	32,900	1,557,157
Consumer Finance - 4.6%
American Express Co.	179,203	7,531,902
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.0%
CME Group, Inc.	13,000	$ 3,385,850
JPMorgan Chase & Co.	39,181	1,491,621
		4,877,471
Insurance - 4.3%
Berkshire Hathaway, Inc. Class B (a)	86,050	7,114,614
TOTAL FINANCIALS		21,081,144
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	19,900	1,474,590
Pharmaceuticals - 9.9%
Bristol-Myers Squibb Co.	32,894	891,756
Johnson & Johnson	137,969	8,548,559
Merck & Co., Inc.	120,112	4,421,323
Pfizer, Inc.	140,119	2,405,843
		16,267,481
TOTAL HEALTH CARE		17,742,071
INDUSTRIALS - 11.8%
Aerospace & Defense - 4.3%
Raytheon Co.	31,100	1,421,581
United Technologies Corp.	80,328	5,721,763
		7,143,344
Commercial Services & Supplies - 0.7%
Waste Management, Inc.	33,125	1,183,888
Industrial Conglomerates - 4.1%
3M Co.	34,830	3,020,109
General Electric Co.	229,226	3,724,923
		6,745,032
Machinery - 0.9%
SPX Corp.	22,251	1,408,043
Road & Rail - 1.8%
Union Pacific Corp.	35,120	2,872,816
TOTAL INDUSTRIALS		19,353,123
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 2.4%
Juniper Networks, Inc. (a)	104,000	$ 3,156,400
Motorola, Inc. (a)	86,308	736,207
		3,892,607
Computers & Peripherals - 7.3%
Hewlett-Packard Co.	285,882	12,027,056
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	27,273	910,100
IT Services - 2.7%
International Business Machines Corp.	32,898	4,412,938
Software - 1.3%
Microsoft Corp.	90,290	2,211,202
TOTAL INFORMATION TECHNOLOGY		23,453,903
MATERIALS - 2.8%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	54,727	4,532,490
TOTAL COMMON STOCKS (Cost $19,724,667)		155,320,304
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.25% (b) (Cost $9,040,922)	9,040,922	9,040,922
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	$ 39,000	39,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $28,804,589)		164,400,226
NET OTHER ASSETS (LIABILITIES) - 0.1%		232,695
NET ASSETS - 100%		$ 164,632,921
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 7,332
Barclays Capital, Inc.	6,325
Credit Agricole Securities (USA) Inc.	10,767
Deutsche Bank Securities, Inc.	336
J.P. Morgan Securities, Inc.	8,588
Mizuho Securities USA, Inc.	4,037
Morgan Stanley & Co., Inc.	269
RBC Capital Markets Corp.	1,346
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,703
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $28,804,589. Net unrealized appreciation aggregated $135,595,637, of which $137,814,762 related to appreciated investment securities and $2,219,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010